UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsFinancial Opportunities Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 105.2% (84.8% of Total investments)		$459,460,087
(Cost $363,055,062)
Financials 105.2%		459,460,087
Banks 86.2%
1st Source Corp. (Z)	88,689	2,636,722
Access National Corp.	51,655	922,558
Ameris Bancorp (Z)	243,266	5,870,009
Ameris Bancorp (I)	66,018	1,481,185
Anchor Bancorp, Inc. (I)	88,416	1,900,060
Avenue Bank (I)	300,000	3,240,000
Avenue Financial Holdings (I)	5,000	5,000,000
Avidbank Holdings (I)	200,000	2,386,200
Bank of America Corp. (Z)	333,959	5,059,479
Bank of Marin Bancorp	15,929	780,680
Bankwell Financial Group, Inc. (I)	76,657	1,495,578
Bar Harbor Bankshares (Z)	80,020	2,456,614
BB&T Corp. (Z)	363,599	12,831,409
Bridge Capital Holdings (I)(Z)	150,564	3,289,823
Bryn Mawr Bank Corp. (Z)	80,000	2,332,000
BSB Bancorp, Inc. (I)(Z)	177,195	3,317,090
Camden National Corp.	36,776	1,366,596
Chemical Financial Corp.	116,773	3,311,682
City Holding Company	39,363	1,666,236
Comerica, Inc. (Z)	167,706	6,959,799
Commerce Bancshares, Inc.	100,195	4,007,800
Community National Bank (I)	132,221	2,578,310
ConnectOne Bancorp, Inc.	56,578	1,041,035
County Bancorp, Inc. (I)	56,180	1,073,038
CU Bancorp (I)	91,813	1,865,640
Cullen/Frost Bankers, Inc. (Z)	197,034	12,275,218
DNB Financial Corp.	78,515	1,769,728
Eastern Virginia Bankshares, Inc. (I)	268,537	1,678,356
Evans Bancorp, Inc.	69,760	1,649,824
FCB Financial Holdings, Inc., Class A (I)	221,342	5,000,116
Fifth Third Bancorp	452,067	7,820,759
First Bancorp, Inc. (Z)	266,499	4,418,553
First Bancshares, Inc.	210,000	2,929,500
First Citizens BancShares, Inc., Class A	15,038	3,670,024
First Community Corp.	136,228	1,498,508
First Connecticut Bancorp, Inc.	202,450	2,986,138
First Financial Bancorp (Z)	146,045	2,412,663
First Merchants Corp.	118,683	2,592,037
First Security Group, Inc. (KY)	1,192,189	2,670,503
First Security Group, Inc. (TN)	83,942	1,964,243
FirstMerit Corp. (Z)	139,359	2,283,397
Flushing Financial Corp. (Z)	192,160	3,478,096
FNB Corp. (Z)	767,513	9,210,156
Glacier Bancorp, Inc. (Z)	223,556	4,978,592
Great Western Bancorp, Inc. (I)	107,123	2,163,885
Green Bancorp, Inc. (I)	81,836	867,462
Hamilton State Bancshares (I)	500,000	3,283,471
Hancock Holding Company (Z)	245,752	6,416,585

2SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Commerce Corp. (Z)	387,733	$3,241,448
Heritage Financial Corp. (Z)	194,590	3,020,037
Heritage Oaks Bancorp	650,719	4,997,522
Independent Bank Corp. (MA) (Z)	195,961	7,413,205
Independent Bank Corp. (MI)	125,407	1,542,506
John Marshall Bank (I)	31,938	558,915
JPMorgan Chase & Company (Z)	267,120	14,525,986
M&T Bank Corp. (Z)	102,651	11,615,987
MainSource Financial Group, Inc.	106,598	2,046,682
MB Financial, Inc. (Z)	183,150	5,203,292
Monarch Financial Holdings, Inc.	162,521	2,107,897
MutualFirst Financial, Inc.	100,539	2,200,799
NewBridge Bancorp (I)	207,422	1,626,188
Northrim BanCorp, Inc. (Z)	99,739	2,067,589
Old Second Bancorp, Inc. (I)	202,363	1,100,855
Pacific Continental Corp.	183,645	2,321,273
PacWest Bancorp (Z)	41,762	1,785,534
Park National Corp. (Z)	42,113	3,386,306
Park Sterling Corp. (Z)	585,931	3,925,738
Peoples Bancorp, Inc.	122,945	2,809,293
Prosperity Bancshares, Inc. (Z)	73,311	3,356,911
Sandy Spring Bancorp, Inc.	68,417	1,691,952
Shore Bancshares, Inc. (I)	170,296	1,575,238
Sierra Bancorp (Z)	140,000	2,217,600
South State Corp. (Z)	82,457	4,923,507
Southern First Bancshares, Inc. (I)	131,586	2,302,755
Southwest Bancorp, Inc.	110,118	1,680,401
Square 1 Financial, Inc., Class A (I)	48,942	1,138,391
State Bank Financial Corp.	103,998	1,899,003
Stock Yards Bancorp, Inc.	44,216	1,361,853
Suffolk Bancorp (Z)	135,334	3,112,682
Sun Bancorp, Inc. (I)	126,066	2,307,008
SunTrust Banks, Inc. (Z)	278,451	10,698,087
Swedbank AB, A Shares	216,597	5,239,664
Talmer Bancorp, Inc., Class A	864,602	11,689,419
The Community Financial Corp.	56,672	1,077,335
The PNC Financial Services Group, Inc. (Z)	161,686	13,668,934
Trico Bancshares (Z)	202,536	4,729,216
Trustmark Corp. (Z)	123,537	2,638,750
U.S. Bancorp (Z)	323,935	13,576,116
Union Bankshares Corp. (Z)	214,144	4,282,880
United Bankshares, Inc.	74,856	2,530,881
Washington Trust Bancorp, Inc. (Z)	123,905	4,537,401
Wells Fargo & Company	249,874	12,973,458
WesBanco, Inc.	84,811	2,559,596
WestAmerica Bancorp. (Z)	25,066	1,019,685
Westbury Bancorp, Inc. (I)	88,349	1,415,351
Yadkin Financial Corp. (I)(Z)	296,540	5,652,052
Zions Bancorporation (Z)	265,769	6,367,825
Capital markets 6.5%
Apollo Global Management LLC, Class A	41,658	1,036,034

SEE NOTES TO FUND'S INVESTMENTS3

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Apollo Investment Corp.	350,000	$2,492,000
Ares Capital Corp.	91,567	1,524,591
Intermediate Capital Group PLC	429,134	3,179,697
KKR & Company LP	128,055	3,074,601
State Street Corp.	42,722	3,055,050
The Blackstone Group LP	98,870	3,691,806
The Carlyle Group LP (Z)	323,995	8,521,069
TriplePoint Venture Growth BDC Corp.	125,000	1,732,500
Insurance 0.9%
Gjensidige Forsikring ASA	238,805	4,025,882
Real estate investment trusts 0.3%
Digital Realty Trust, Inc. (Z)	14,500	1,057,630
Thrifts and mortgage finance 11.3%
Anchor Bancorp Wisconsin, Inc. (I)	160,834	5,387,939
Bank Mutual Corp.	161,841	1,030,927
Berkshire Hills Bancorp, Inc. (Z)	358,903	8,936,685
Cheviot Financial Corp.	114,092	1,540,242
First Defiance Financial Corp. (Z)	125,381	3,819,105
Georgetown Bancorp, Inc.	65,000	1,164,800
Heritage Financial Group, Inc. (Z)	123,914	2,970,219
Hingham Institution for Savings	34,700	3,053,600
HomeStreet, Inc. (I)(Z)	134,465	2,374,652
Hudson City Bancorp, Inc. (Z)	267,248	2,397,215
Provident Financial Holdings, Inc.	97,339	1,510,701
River Valley Bancorp	52,026	1,045,723
Simplicity Bancorp, Inc.	109,586	1,927,618
Southern Missouri Bancorp, Inc.	56,094	2,075,478
United Community Financial Corp.	634,588	3,426,775
United Financial Bancorp, Inc.	108,463	1,349,280
WSFS Financial Corp. (Z)	73,787	5,449,908
Preferred securities 8.9% (7.2% of Total investments)		$39,025,655
(Cost $37,157,910)
Financials 8.9%		39,025,655
Banks 2.2%
Communities First Financial Corp., 5.000%	11,660	1,142,680
HomeTown Bankshares Corp., 6.000%	1,050	1,071,000
Old Second National Bank	2,000	2,019,000
SB Financial Group, Inc., 6.500% (I)	250,000	2,375,000
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR +6.390%)	100,716	2,788,826
Capital markets 0.8%
JMP Group LLC, 7.250%	80,000	2,056,000
JMP Group LLC, 8.000% (Z)	61,877	1,591,476
Real estate investment trusts 3.1%
American Homes 4 Rent, 5.500%	100,000	2,514,000
Arbor Realty Trust, Inc., 7.375% (Z)	100,000	2,506,000
FelCor Lodging Trust, Inc., Series A, 1.950%	86,950	2,203,313
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	100,000	2,464,000
Sotherly Hotels LP, 7.000%	99,475	2,479,912
Sotherly Hotels LP, 8.000%	60,000	1,575,000

4SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

				Shares	Value
Financials (continued)
Thrifts and mortgage finance 2.8%
Banc of California, Inc., 7.500% (Z)				143,088	$3,703,117
Flagstar Bancorp, Inc., 9.000% (I)				5,000	6,763,587
WSFS Financial Corp., 6.250% (Z)				66,896	1,772,744
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 6.4% (5.2% of Total investments)					$27,996,473
(Cost $27,684,589)
Financials 6.4%					27,996,473
Banks 5.8%
First Business Financial Services, Inc.	6.500		09-01-24	5,000,000	5,084,138
Popular, Inc. (Z)	7.000		07-01-19	4,000,000	4,025,000
Synovus Financial Corp. (Z)	7.875		02-15-19	3,000,000	3,345,000
United Community Banks, Inc.	9.000		10-15-17	3,500,000	3,937,500
VantageSouth Bancshares, Inc.	7.628		08-12-23	5,000,000	5,098,460
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)(Z)	5.800		06-15-23	4,150,000	3,911,375
Diversified financial services 0.6%
Nationstar Mortgage LLC	6.500		07-01-21	3,000,000	2,595,000
				Shares	Value
Warrants 1.4% (1.1% of Total investments)					$6,134,466
(Cost $3,638,333)
Financials 1.4%					6,134,466
Banks 1.4%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)				58,610	1,304,003
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)				1,045,183	660,556
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				93,762	1,271,413
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)				179,816	2,624,279
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)				71,281	159,669
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.11) (I)				30,979	5,886
Thrifts and mortgage finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)				25,507	108,660
	Yield (%	)*	Maturity date	Par value	Value
Certificate of deposit 0.0% (0.0% of Total investments)					$77,756
(Cost $77,756)
Country Bank for Savings	0.999		08-27-16	1,975	1,975
First Bank Richmond	0.990		12-05-16	20,395	20,395
First Bank System, Inc.	0.549		04-02-15	4,906	4,906
First Federal Savings Bank of Louisiana	0.100		01-06-16	3,035	3,035
Framingham Cooperative Bank	0.750		09-08-15	3,951	3,951
Home Banks	1.739		11-04-21	18,927	18,927
Hudson Savings	0.700		04-20-15	2,128	2,128
Machias Savings Bank	0.500		05-24-15	1,946	1,946
Midstate Federal Savings and Loan	0.500		05-27-15	1,989	1,989
Milford Bank	0.300		06-04-15	1,891	1,891
Milford Federal Savings and Loan Association	0.199		04-21-15	2,026	2,026
Mount McKinley Savings Bank	0.179		12-02-16	1,700	1,700
Mt. Washington Bank	0.700		10-30-15	1,873	1,873
Newburyport Five Cent Savings Bank	0.199		10-20-16	2,093	2,093
Newton Savings Bank	0.450		05-30-15	1,929	1,929
OBA Federal Savings and Loan	0.400		06-15-16	1,330	1,330

SEE NOTES TO FUND'S INVESTMENTS5

Financial Opportunities Fund

	Yield (%	)*	Maturity date	Par value	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Plymouth Savings Bank	0.200		04-21-15	1,931	$1,931
Salem Five Cents Savings Bank	0.249		12-15-15	1,726	1,726
Sunshine Federal Savings and Loan Association	0.500		05-10-15	2,005	2,005
				Par value	Value
Short-term investments 2.1% (1.7% of Total investments)					$8,937,000
(Cost $8,937,000)
Repurchase agreement 2.1%					8,937,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $8,937,000 on 2-2-15, collateralized by $8,455,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $9,121,254, including interest)				8,937,000	8,937,000
Total investments (Cost $440,550,650)† 124.0%					$541,631,437
Other assets and liabilities, net (24.0%)					($104,813,709)
Total net assets 100.0%					$436,817,728

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-15 was $216,141,342.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $440,973,234. Net unrealized appreciation aggregated $100,658,203, of which $115,799,880 related to appreciated investment securities and $15,141,677 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$376,608,360	$355,977,840	$9,107,049	$11,523,471
Capital markets	28,307,348	25,127,651	3,179,697	—
Insurance	4,025,882	—	4,025,882	—
Real estate investment trusts	1,057,630	1,057,630	—	—
Thrifts and mortgage finance	49,460,867	49,460,867	—	—
Preferred securities
Banks	9,396,506	5,163,826	2,213,680	2,019,000
Capital markets	3,647,476	3,647,476	—	—
Real estate investment trusts	13,742,225	11,262,313	2,479,912	—
Thrifts and mortgage finance	12,239,448	5,475,861	6,763,587	—
Corporate bonds
Banks	25,401,473	—	11,281,375	14,120,098
Diversified financial services	2,595,000	—	2,595,000	—
Warrants
Banks	6,025,806	2,097,524	3,928,282	—
Thrifts and mortgage finance	108,660	108,660	—	—
Certificate of deposit	77,756	—	77,756	—
Short-term investments	8,937,000	—	8,937,000	—
Total Investments in Securities	$541,631,437	$459,379,648	$54,589,220	$27,662,569

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into Level 1. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

7

Investments in securities	Common stocks	Preferred stocks	Corporate bonds	Total
Balance as of 10-31-14	$7,880,493	$1,060,500	$14,201,901	$23,142,894
Realized gain (loss)	-	(9,500)	-	(9,500)
Change in unrealized appreciation (depreciation)	291,916	-	(81,803)	210,113
Purchases	5,000,000	3,028,500	-	8,028,500
Sales	-	(1,000,000)	-	(1,000,000)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(1,648,938)	(1,060,500)	-	(2,709,438)
Balance as of 1-31-15	$11,523,471	$2,019,000	$14,120,098	$27,662,569
Change in unrealized at period end*	$291,916	-	($81,803)	$210,113

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below. These amounts exclude valuations provided by a broker, which amounted to $3,937,500.

	Fair value at 1-31-15	Valuation technique	Unobservable Inputs	Input/ Range
Common Stocks	$3,240,000	Market Approach	Midpoint IPO range Discount for lack of marketability	$12 10%
	$3,283,471	Market Approach	Book value multiple Discount for lack of marketability	1.04x 10%
	$5,000,000	Market Approach	Prior / recent transaction	$1,000.00
	$11,523,471
Preferred Securities	$2,019,000	Market Approach	Prior / recent transaction	$1,009.50
Corporate Bonds	$10,182,598	Market Approach	Yield spread	100 bps - 208 bps (weighted average 154.08 bps)
Total	$23,725,069

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Midpoint IPO range	Increase	Decrease
Discount for lack of marketability	Decrease	Increase
Book value multiple / market comparable companies	Increase	Decrease
Prior / recent transactions	Increase	Decrease
Yield spread	Decrease	Increase

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P9Q1	01/15
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		3/15